SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer
RELATED PARTY TRANSACTIONS
Related party transactions | $	$ 30,710	$ 33,620	$ 11,031
Number of customer | customer	0	0	0
Revenue Benchmark | Customer Concentration Risk | Geely Group
RELATED PARTY TRANSACTIONS
Concentration risk (as a percent)	96.20%	78.70%
Accounts receivable | Credit concentration | Geely Group
RELATED PARTY TRANSACTIONS
Concentration risk (as a percent)	72.70%	37.70%
Purchases | Supplier concentration | Geely Group
RELATED PARTY TRANSACTIONS
Concentration risk (as a percent)	72.70%	64.40%	75.00%
Accounts Payable | Supplier concentration | Geely Group
RELATED PARTY TRANSACTIONS
Concentration risk (as a percent)	67.50%	60.40%